Related Party Transactions (Unsecured term loans granted to Particle) (Narrative) (Details) ¥ in Thousands, $ in Thousands	1 Months Ended			12 Months Ended
	Dec. 31, 2016 CNY (¥)	Nov. 30, 2016 CNY (¥)	Nov. 30, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)
Related Party Transaction [Line Items]
Amounts due from related parties	¥ 156,260			¥ 156,260		$ 22,506	¥ 124,677
Particle [Member]
Related Party Transaction [Line Items]
Amounts due from related parties	¥ 50,337			50,337		7,250	¥ 0
Total interest income arising from loans provided to Particle, convertible loans due from Particle and bank interest expenses incurred by the Company but borne by Particle				9,100	$ 1,300
Particle [Member] | Loan Granted to Related Party in November 2016 [Member]
Related Party Transaction [Line Items]
Aggregate principal amount of short-term unsecured loans authorized		¥ 120,000
Interest rate of short-term unsecured loans		9.00%	9.00%
Maturity of short-term unsecured loans	12 months	6 months	6 months
Principal amount of loans granted to Particle		¥ 45,900	$ 6,800
Amounts due from related parties	¥ 47,800			¥ 47,800		$ 6,900